Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited)

Common Stocks — 100.2%
Security	Shares	Value
Argentina — 1.2%
Bioceres Crop Solutions Corp.(1)	2,400	$ 16,128
Central Puerto SA ADR	10,500	119,070
Cresud SACIF y A ADR	4,131	39,203
Empresa Distribuidora Y Comercializadora Norte ADR(1)	2,000	58,200
Grupo Financiero Galicia SA ADR(1)(2)	2,527	133,224
IRSA Inversiones y Representaciones SA ADR(1)(2)	4,453	57,889
Loma Negra Cia Industrial Argentina SA ADR(1)	8,024	73,500
MercadoLibre, Inc.(1)	567	1,155,081
Pampa Energia SA ADR(1)(2)	2,329	155,880
Telecom Argentina SA ADR(1)(2)	6,900	64,032
Transportadora de Gas del Sur SA, Class B ADR(1)(2)	2,413	54,051
YPF SA ADR(1)	16,024	392,748
		$ 2,319,006
Bahrain — 0.3%
Al Salam Bank BSC	651,014	$ 342,888
GFH Financial Group BSC	612,932	206,834
		$ 549,722
Bangladesh — 0.4%
Bangladesh Export Import Co. Ltd.(3)	66,933	$ 46,446
Beximco Pharmaceuticals Ltd.	100,930	62,425
City Bank PLC	314,253	57,398
GrameenPhone Ltd.	18,840	49,527
Heidelberg Materials Bangladesh PLC	18,065	34,407
Jamuna Oil Co. Ltd.	22,841	33,537
Olympic Industries Ltd.	24,067	29,654
Pubali Bank PLC	155,990	35,078
Renata PLC	6,549	36,591
Square Pharmaceuticals PLC	128,709	233,931
Summit Power Ltd.	107,026	13,820
Titas Gas Transmission & Distribution Co. Ltd.	150,108	27,793
Unique Hotel & Resorts PLC	71,627	28,420
United Commercial Bank PLC	741,745	67,698
		$ 756,725
Botswana — 0.5%
Botswana Insurance Holdings Ltd.	63,055	$ 100,769
First National Bank of Botswana Ltd.	256,849	95,698
Letshego Holdings Ltd.	648,236	55,666
Sechaba Breweries Holdings Ltd.	295,128	706,639
		$ 958,772
Security	Shares	Value
Brazil — 4.6%
Adecoagro SA(2)	10,100	$ 116,150
Alpargatas SA, PFC Shares(1)	51,100	63,379
Ambev SA	142,850	312,343
Arcos Dorados Holdings, Inc., Class A	8,100	71,361
Atacadao SA(1)	45,100	58,434
Azzas 2154 SA	10,190	72,694
B3 SA - Brasil Bolsa Balcao	26,000	47,764
Banco Bradesco SA, PFC Shares	43,292	107,614
BRF SA(1)	20,900	94,831
CCR SA	26,700	56,579
Centrais Eletricas Brasileiras SA, Class B, PFC Shares	33,600	245,335
Cia de Saneamento Basico do Estado de Sao Paulo SABESP	12,660	201,652
Cia Energetica de Minas Gerais, PFC Shares	54,340	106,877
Cia Siderurgica Nacional SA	27,600	56,194
Cogna Educacao SA(1)	409,436	99,864
Cosan SA	39,700	81,173
Cyrela Brazil Realty SA Empreendimentos e Participacoes	23,700	89,128
Embraer SA ADR(1)	9,248	309,993
Eneva SA(1)	44,400	100,460
Engie Brasil Energia SA	8,250	59,182
Equatorial Energia SA	27,300	151,685
Fleury SA	31,395	80,485
Gerdau SA, PFC Shares	20,034	63,420
Hapvida Participacoes e Investimentos SA(1)(4)	495,920	301,967
Hypera SA	36,000	137,626
Itau Unibanco Holding SA, PFC Shares	30,120	182,463
Itausa SA, PFC Shares	58,543	107,447
JBS SA	20,225	125,984
Klabin SA, PFC Shares	114,180	82,363
Localiza Rent a Car SA	20,789	151,110
Lojas Renner SA	59,384	190,759
LWSA SA(1)(4)	73,600	52,836
Magazine Luiza SA(1)	27,330	44,723
Marfrig Global Foods SA(1)	38,855	105,457
Multiplan Empreendimentos Imobiliarios SA	30,700	135,898
Natura & Co. Holding SA	41,000	97,236
NU Holdings Ltd., Class A(1)	11,500	173,535
Petroleo Brasileiro SA, PFC Shares	149,100	926,185
Prio SA	7,000	49,622
Raia Drogasil SA	46,472	195,666
Raizen SA, PFC Shares	135,400	65,581
Rede D'Or Sao Luiz SA(4)	80,300	407,827
Rumo SA	37,219	128,122
Sendas Distribuidora SA(1)	51,145	66,266
Smartfit Escola de Ginastica e Danca SA	25,000	94,492
StoneCo Ltd., Class A(1)	4,900	54,390

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Brazil (continued)
Suzano SA	10,620	$ 109,802
Telefonica Brasil SA	24,100	219,451
TIM SA	80,550	231,023
TOTVS SA	43,070	222,320
Vale SA	58,047	623,155
Vibra Energia SA	71,900	277,481
Vivara Participacoes SA	17,400	76,963
WEG SA	31,104	291,138
YDUQS Participacoes SA	24,300	44,599
		$ 8,620,084
Bulgaria — 0.3%
CB First Investment Bank AD(1)	101,904	$ 220,181
Chimimport AD(1)	164,922	64,222
MonBat AD(1)	28,235	39,400
Sopharma AD	61,906	202,149
		$ 525,952
Chile — 2.3%
Aguas Andinas SA, Series A	483,322	$ 137,977
Banco de Chile	2,960,094	343,839
Banco de Credito e Inversiones SA	3,443	100,718
Banco Santander Chile	3,218,212	159,173
CAP SA(1)	7,626	45,727
Cencosud SA	133,252	274,215
Cia Cervecerias Unidas SA	16,853	93,137
Cia Sud Americana de Vapores SA	4,277,766	231,374
Colbun SA	624,587	77,271
Embotelladora Andina SA, Class B, PFC Shares	51,948	154,094
Empresa Nacional de Telecomunicaciones SA	24,183	78,947
Empresas CMPC SA	133,400	212,456
Empresas COPEC SA	75,124	473,984
Enel Americas SA	1,632,285	152,765
Enel Chile SA	1,903,814	100,954
Falabella SA(1)	131,123	469,644
Parque Arauco SA	232,299	380,094
Quinenco SA	9,770	31,443
Ripley Corp. SA(1)	484,810	138,512
Sociedad Matriz SAAM SA	1,031,318	110,451
Sociedad Quimica y Minera de Chile SA, Series B, PFC Shares	9,400	360,184
SONDA SA	225,936	82,433
Vina Concha y Toro SA	92,943	107,379
		$ 4,316,771
Security	Shares	Value
China — 14.0%
3SBio, Inc.(4)	98,000	$ 73,508
AAC Technologies Holdings, Inc.	27,000	109,053
Aier Eye Hospital Group Co. Ltd., Class A	24,105	49,041
Air China Ltd., Class H(1)(2)	178,000	100,182
Alibaba Group Holding Ltd. ADR	6,400	627,072
Aluminum Corp. of China Ltd., Class H	144,000	91,750
Angang Steel Co. Ltd., Class H(1)	306,400	59,344
Anhui Conch Cement Co. Ltd., Class H	54,500	158,314
ANTA Sports Products Ltd.	15,000	160,098
Baidu, Inc. ADR(1)(2)	1,632	148,887
Bank of Beijing Co. Ltd., Class A	182,760	145,262
Bank of China Ltd., Class H	321,000	152,356
Bank of Ningbo Co. Ltd., Class A	19,850	71,367
BeiGene Ltd. ADR(1)	1,900	385,016
Beijing Capital International Airport Co. Ltd., Class H(1)	308,000	111,946
Beijing Enterprises Holdings Ltd.	39,500	129,415
Beijing Enterprises Water Group Ltd.(2)	290,000	86,344
Beijing Originwater Technology Co. Ltd., Class A	39,363	27,987
BOE Technology Group Co. Ltd., Class A	341,100	223,878
BYD Co. Ltd., Class H	7,654	276,452
BYD Electronic International Co. Ltd.	29,000	124,277
Changchun High-Tech Industry Group Co. Ltd., Class A	6,200	90,883
Changjiang Securities Co. Ltd., Class A	112,200	111,430
Chengdu Xingrong Environment Co. Ltd., Class A	125,700	130,457
China Coal Energy Co. Ltd., Class H	144,000	179,637
China Communications Services Corp. Ltd., Class H	118,000	63,395
China Construction Bank Corp., Class H	297,630	231,031
China Everbright Environment Group Ltd.	234,925	113,763
China Gas Holdings Ltd.	165,400	142,038
China Jinmao Holdings Group Ltd.	352,000	54,645
China Life Insurance Co. Ltd., Class H	35,000	74,191
China Longyuan Power Group Corp. Ltd., Class H	188,000	167,171
China Mengniu Dairy Co. Ltd.	58,000	129,889
China Merchants Bank Co. Ltd., Class H	18,024	88,201
China Merchants Port Holdings Co. Ltd.	42,035	69,127
China Merchants Shekou Industrial Zone Holdings Co. Ltd., Class A	74,674	118,685
China National Building Material Co. Ltd., Class H(2)	166,000	70,623
China Northern Rare Earth Group High-Tech Co. Ltd., Class A	15,200	45,759
China Oilfield Services Ltd., Class H	198,000	185,262
China Overseas Land & Investment Ltd.	115,160	220,050
China Petroleum & Chemical Corp., Class H	909,741	512,448
China Railway Group Ltd., Class H	281,000	140,224
China Resources Beer Holdings Co. Ltd.	34,000	125,946
China Resources Gas Group Ltd.	49,000	188,926
China Resources Land Ltd.	86,000	286,675

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
China Resources Medical Holdings Co. Ltd.	163,000	$ 81,304
China Resources Power Holdings Co. Ltd.(2)	69,600	167,423
China Shenhua Energy Co. Ltd., Class H	129,500	560,725
China Shineway Pharmaceutical Group Ltd.	110,000	130,382
China Southern Airlines Co. Ltd., Class H(1)	108,000	47,205
China State Construction Engineering Corp. Ltd., Class A	156,440	132,502
China Tourism Group Duty Free Corp. Ltd., Class A	6,700	63,920
China Travel International Investment Hong Kong Ltd.	714,855	93,765
China Vanke Co. Ltd., Class H(1)(2)	149,577	142,406
China Yangtze Power Co. Ltd., Class A	112,600	436,532
CITIC Ltd.	142,000	166,795
CMOC Group Ltd., Class H	132,000	109,265
COSCO SHIPPING Energy Transportation Co. Ltd., Class H(2)	130,000	124,420
COSCO SHIPPING Holdings Co. Ltd., Class H	61,866	91,619
COSCO SHIPPING Ports Ltd.	110,000	62,904
Country Garden Holdings Co. Ltd.(1)(2)(3)	400,880	0
Country Garden Services Holdings Co. Ltd.	56,589	42,641
CSPC Pharmaceutical Group Ltd.	239,760	177,502
Daqo New Energy Corp. ADR(1)(2)	1,900	42,902
Dong-E-E-Jiao Co. Ltd., Class A	16,200	134,180
East Money Information Co. Ltd., Class A	24,751	80,584
Focus Media Information Technology Co. Ltd., Class A	196,344	199,031
Ganfeng Lithium Group Co. Ltd., Class A	14,770	70,500
GDS Holdings Ltd. ADR(1)	9,300	203,763
Gemdale Corp., Class A	80,700	69,532
Great Wall Motor Co. Ltd., Class H	50,000	79,509
Guangdong Baolihua New Energy Stock Co. Ltd., Class A	86,500	57,997
Guangdong Investment Ltd.	186,000	118,403
Haier Smart Home Co. Ltd., Class H	47,553	172,580
Han's Laser Technology Industry Group Co. Ltd., Class A	23,400	84,729
Hengan International Group Co. Ltd.	24,500	72,345
Huadian Power International Corp. Ltd., Class H(2)	240,000	119,247
Huadong Medicine Co. Ltd., Class A	32,753	152,110
Huaneng Power International, Inc., Class H(2)	222,000	118,947
Huayu Automotive Systems Co. Ltd., Class A	53,308	113,100
Hubei Energy Group Co. Ltd., Class A	94,014	65,914
Hundsun Technologies, Inc., Class A	31,491	118,447
Iflytek Co. Ltd., Class A	34,550	222,542
Industrial & Commercial Bank of China Ltd., Class H	291,000	174,558
Industrial Bank Co. Ltd., Class A	25,302	65,039
Inner Mongolia BaoTou Steel Union Co. Ltd., Class A(1)	707,000	169,881
Inner Mongolia Yili Industrial Group Co. Ltd., Class A	53,200	209,077
Innovent Biologics, Inc.(1)(4)	44,000	191,276
JD.com, Inc. ADR	6,406	260,212
Jiangsu Expressway Co. Ltd., Class H	108,000	108,676
Jiangsu Hengrui Pharmaceuticals Co. Ltd., Class A	38,761	254,269
Security	Shares	Value
China (continued)
Jiangsu Yanghe Distillery Co. Ltd., Class A	11,800	$ 133,419
Jiangxi Copper Co. Ltd., Class H	42,000	70,649
Jinke Properties Group Co. Ltd., Class A(1)	130,499	23,316
KE Holdings, Inc. ADR	20,700	453,951
Kingboard Holdings Ltd.	34,600	83,783
Kingdee International Software Group Co. Ltd.(1)	99,000	103,639
Kingsoft Corp. Ltd.	32,800	113,037
Kunlun Energy Co. Ltd.	136,000	128,977
Kweichow Moutai Co. Ltd., Class A	2,900	622,862
Lee & Man Paper Manufacturing Ltd.	275,000	84,841
Lenovo Group Ltd.	204,000	269,002
Lepu Medical Technology Beijing Co. Ltd., Class A	33,300	56,409
Li Ning Co. Ltd.	21,208	43,273
Longfor Group Holdings Ltd.(2)(4)	80,500	130,410
LONGi Green Energy Technology Co. Ltd., Class A	63,389	176,051
Luxshare Precision Industry Co. Ltd., Class A	71,034	418,512
Luye Pharma Group Ltd.(1)(4)	249,500	89,616
Maanshan Iron & Steel Co. Ltd., Class H(1)(2)	286,000	45,240
Meituan, Class B(1)(4)	8,073	190,768
NARI Technology Co. Ltd., Class A	59,068	215,833
NetEase, Inc. ADR	2,610	210,131
Nine Dragons Paper Holdings Ltd.(1)	195,000	84,924
OFILM Group Co. Ltd., Class A(1)	65,800	162,693
PetroChina Co. Ltd., Class H	784,000	588,717
Ping An Bank Co. Ltd., Class A	35,488	56,832
Ping An Insurance Group Co. of China Ltd., Class H	24,500	151,797
Poly Developments and Holdings Group Co. Ltd., Class A	94,900	144,309
Power Construction Corp. of China Ltd., Class A	53,800	41,660
SAIC Motor Corp. Ltd., Class A	55,100	99,690
Sanan Optoelectronics Co. Ltd., Class A	84,900	163,651
Shan Xi Hua Yang Group New Energy Co. Ltd., Class A	81,150	85,363
Shandong Gold Mining Co. Ltd., Class A	50,680	186,500
Shandong Weigao Group Medical Polymer Co. Ltd., Class H	112,000	69,696
Shanghai Electric Group Co. Ltd., Class H(1)(2)	282,000	90,919
Shanxi Lu'an Environmental Energy Development Co. Ltd., Class A	41,000	84,011
Shenzhen Inovance Technology Co. Ltd., Class A	10,400	81,202
Shenzhen Investment Ltd.	674,000	82,951
Shenzhen Zhongjin Lingnan Nonfemet Co. Ltd., Class A	171,300	118,208
Siasun Robot & Automation Co. Ltd., Class A(1)	55,000	105,151
Sichuan Chuantou Energy Co. Ltd., Class A	88,600	208,481
Sino Biopharmaceutical Ltd.	475,500	216,004
Sino-Ocean Group Holding Ltd.(1)(2)	659,000	28,335
Sinopec Shanghai Petrochemical Co. Ltd., Class H(1)	469,000	72,385
Sinopharm Group Co. Ltd., Class H	60,400	150,474
Sunny Optical Technology Group Co. Ltd.	26,700	173,683

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
China (continued)
Tencent Holdings Ltd.	31,839	$ 1,660,152
Tingyi (Cayman Islands) Holding Corp.	56,000	81,698
Tongling Nonferrous Metals Group Co. Ltd., Class A	424,000	201,793
Trip.com Group Ltd. ADR(1)	2,954	190,238
Tsingtao Brewery Co. Ltd., Class H	13,566	87,353
Vnet Group, Inc. ADR(1)	14,100	46,248
Wanhua Chemical Group Co. Ltd., Class A	8,165	86,441
Want Want China Holdings Ltd.	162,920	101,379
Weichai Power Co. Ltd., Class H	53,742	81,207
Weimob, Inc.(1)(2)(4)	219,000	45,468
WH Group Ltd.(4)	248,121	193,117
Wuliangye Yibin Co. Ltd., Class A	15,200	313,840
Wuxi Biologics Cayman, Inc.(1)(4)	90,000	191,196
Xiaomi Corp., Class B(1)(4)	140,000	480,185
Xinyi Solar Holdings Ltd.(2)	170,000	87,187
Yangzijiang Financial Holding Ltd.	326,900	98,805
Yangzijiang Shipbuilding Holdings Ltd.	40,900	79,460
Yankuang Energy Group Co. Ltd., Class H(2)	124,100	161,472
Yuan Longping High-tech Agriculture Co. Ltd., Class A	65,900	101,579
Yuexiu Property Co. Ltd.(2)	128,000	105,893
Yunnan Baiyao Group Co. Ltd., Class A	29,680	238,392
Zhaojin Mining Industry Co. Ltd., Class H(2)	77,500	135,814
Zhejiang Dahua Technology Co. Ltd., Class A	69,550	160,418
Zhejiang Expressway Co. Ltd., Class H	116,000	76,854
Zhejiang Huahai Pharmaceutical Co. Ltd., Class A	41,250	107,209
Zhuzhou CRRC Times Electric Co. Ltd., Class H	32,800	125,869
Zijin Mining Group Co. Ltd., Class H	190,000	404,714
ZTE Corp., Class H	44,303	110,264
ZTO Express Cayman, Inc. ADR	6,900	159,459
		$ 26,037,724
Colombia — 0.6%
Bancolombia SA	13,473	$ 115,085
Bancolombia SA ADR, PFC Shares	5,355	170,878
Cementos Argos SA	98,456	191,116
Ecopetrol SA	794,069	305,049
Geopark Ltd.	6,700	52,528
Grupo Argos SA	19,000	83,295
Grupo de Inversiones Suramericana SA	5,521	43,666
Interconexion Electrica SA ESP	54,653	217,118
		$ 1,178,735
Croatia — 0.7%
Ericsson Nikola Tesla DD	432	$ 86,594
Hrvatski Telekom DD	9,370	367,784
Koncar-Elektroindustrija DD	631	284,113
Security	Shares	Value
Croatia (continued)
Podravka Prehrambena Ind DD	1,328	$ 220,679
Valamar Riviera DD	46,918	259,322
Zagrebacka Banka DD	2,776	62,364
		$ 1,280,856
Czech Republic — 0.7%
CEZ AS	18,877	$ 731,388
Colt CZ Group SE	3,607	95,447
Komercni Banka AS	7,268	251,140
Philip Morris CR AS	194	135,494
		$ 1,213,469
Egypt — 0.7%
Cleopatra Hospital(1)	330,000	$ 55,618
Commercial International Bank - Egypt (CIB)	146,033	238,665
Eastern Co. SAE	268,069	149,505
EFG Holding SAE(1)	79,120	35,788
E-Finance for Digital & Financial Investments	132,499	58,162
ElSewedy Electric Co.	125,156	225,693
Fawry for Banking & Payment Technology Services SAE(1)	217,000	35,022
Juhayna Food Industries	143,563	91,652
Oriental Weavers	271,447	162,974
Talaat Moustafa Group	221,254	267,177
Telecom Egypt Co.	67,509	46,308
		$ 1,366,564
Estonia — 0.5%
Tallink Grupp AS	813,748	$ 530,443
TKM Grupp AS	31,842	324,483
		$ 854,926
Ghana — 0.2%
GCB Bank PLC(1)	830,933	$ 313,465
Standard Chartered Bank Ghana PLC	90,500	127,723
		$ 441,188
Greece — 1.3%
Aegean Airlines SA	3,992	$ 43,459
Alpha Services and Holdings SA	58,420	88,000
Eurobank Ergasias Services and Holdings SA, Class A	72,622	150,271
GEK TERNA SA	4,483	84,610
Hellenic Telecommunications Organization SA	21,951	362,720
JUMBO SA	9,006	240,367
Metlen Energy & Metals SA	5,537	194,523
Motor Oil (Hellas) Corinth Refineries SA	8,687	185,516
National Bank of Greece SA	31,588	247,483

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Greece (continued)
OPAP SA	15,444	$ 263,863
Public Power Corp. SA	10,354	136,129
Sarantis SA	6,450	77,192
Terna Energy SA	4,568	98,451
Titan Cement International SA	6,024	215,425
Tsakos Energy Navigation Ltd.	3,420	74,590
		$ 2,462,599
Hungary — 0.7%
Magyar Telekom Telecommunications PLC	43,733	$ 133,898
MOL Hungarian Oil & Gas PLC	38,176	264,924
OTP Bank Nyrt	7,428	369,810
Richter Gedeon Nyrt	15,901	459,581
		$ 1,228,213
Iceland — 0.7%
Alvotech SA(1)	11,700	$ 151,866
Arion Banki Hf.(4)	94,500	108,531
Brim Hf.	190,700	103,594
Eik fasteignafelag Hf.	387,000	38,627
Eimskipafelag Islands Hf.	8,816	23,249
Festi Hf.	99,900	181,271
Hagar Hf.	135,000	93,535
Heimar Hf.(1)	336,000	81,709
Icelandair Group Hf.(1)	2,300,000	18,471
Islandsbanki Hf.	57,500	52,880
Kvika banki Hf.(1)	300,000	41,375
Marel Hf.	51,000	215,034
Reitir fasteignafelag Hf.	133,900	95,128
Sildarvinnslan Hf.(1)	124,800	83,843
Siminn Hf.	678,565	57,858
Syn Hf.(1)	84,000	18,409
		$ 1,365,380
India — 7.2%
ACC Ltd.	1,578	$ 43,442
Adani Energy Solutions Ltd.(1)	3,600	41,618
Adani Enterprises Ltd.	4,154	145,288
Adani Ports & Special Economic Zone Ltd.	6,719	109,625
Adani Total Gas Ltd.	4,200	35,828
Apollo Hospitals Enterprise Ltd.	2,292	190,945
Ashok Leyland Ltd.	18,600	45,945
Asian Paints Ltd.	3,500	121,898
Aurobindo Pharma Ltd.	7,224	119,745
Avenue Supermarts Ltd.(1)(4)	3,000	140,017
Axis Bank Ltd.	5,372	73,796
Security	Shares	Value
India (continued)
Bajaj Auto Ltd.	1,134	$ 132,445
Bajaj Finance Ltd.	1,332	108,799
Bajaj Finserv Ltd.	3,629	75,307
Bharat Petroleum Corp. Ltd.	18,582	68,545
Bharti Airtel Ltd.	45,721	875,122
Biocon Ltd.	20,599	77,293
Britannia Industries Ltd.	2,200	149,574
Cipla Ltd.	9,493	174,640
Coal India Ltd.	25,404	136,266
Container Corp. of India Ltd.	4,000	40,222
Crompton Greaves Consumer Electricals Ltd.	19,469	90,361
Cummins India Ltd.	2,531	104,986
Divi's Laboratories Ltd.	2,050	143,275
DLF Ltd.	20,247	196,814
Dr. Reddy's Laboratories Ltd.	12,585	190,358
Eicher Motors Ltd.	1,260	73,127
Embassy Office Parks REIT	14,200	66,683
GAIL (India) Ltd.	73,508	174,175
Godrej Consumer Products Ltd.	6,175	94,087
Godrej Properties Ltd.(1)	7,400	251,865
Grasim Industries Ltd.	4,143	132,682
Gujarat State Petronet Ltd.	19,482	89,906
Havells India Ltd.	5,343	103,982
HCL Technologies Ltd.	18,017	376,999
HDFC Bank Ltd.	10,704	220,018
Hero MotoCorp Ltd.	843	49,847
Hindalco Industries Ltd.	11,944	96,918
Hindustan Aeronautics Ltd.(5)	900	45,290
Hindustan Unilever Ltd.	9,071	272,346
ICICI Bank Ltd.	9,120	139,897
Indian Hotels Co. Ltd.	9,500	76,188
Indian Oil Corp. Ltd.	29,010	48,893
Indus Towers Ltd.(1)	21,944	88,542
Info Edge India Ltd.	1,700	149,998
Infosys Ltd.	53,369	1,113,525
Ipca Laboratories Ltd.	6,080	114,657
ITC Ltd.	34,786	201,824
Jio Financial Services Ltd.(1)	25,074	95,904
JSW Steel Ltd.	14,970	170,921
Kotak Mahindra Bank Ltd.	3,824	78,508
Larsen & Toubro Ltd.	4,500	193,305
Lupin Ltd.	3,126	81,110
Mahindra & Mahindra Ltd.	4,776	154,229
Maruti Suzuki India Ltd.	1,314	172,465
Max Healthcare Institute Ltd.	9,725	117,394
Nestle India Ltd.	5,590	150,332

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
India (continued)
NTPC Ltd.	50,126	$ 242,439
Oil & Natural Gas Corp. Ltd.	29,209	92,117
Pidilite Industries Ltd.	960	35,846
Power Grid Corp. of India Ltd.	61,021	232,123
Reliance Industries Ltd.	27,974	442,324
Reliance Industries Ltd.(1)	27,974	442,324
Siemens Ltd.	641	53,028
SRF Ltd.	3,200	85,084
Sun Pharmaceutical Industries Ltd.	17,276	379,126
Sun TV Network Ltd.	7,988	71,395
Tata Consultancy Services Ltd.	14,841	698,077
Tata Consumer Products Ltd.	7,384	87,849
Tata Motors Ltd.	12,352	122,174
Tata Power Co. Ltd.	43,199	225,178
Tata Steel Ltd.	67,800	119,160
Tech Mahindra Ltd.	14,661	279,058
Titan Co. Ltd.	4,132	160,052
Torrent Pharmaceuticals Ltd.	2,968	112,816
Tube Investments of India Ltd.	2,406	127,915
UltraTech Cement Ltd.	627	82,335
UPL Ltd.	7,038	46,266
Vedanta Ltd.	20,367	112,114
Vodafone Idea Ltd.(1)	388,069	37,314
Voltas Ltd.	6,353	124,356
Wipro Ltd.	21,949	142,875
Zee Entertainment Enterprises Ltd.(1)	44,401	64,234
Zydus Lifesciences Ltd.	3,597	42,725
		$ 13,488,075
Indonesia — 2.5%
Adaro Energy Indonesia Tbk. PT	1,211,600	$ 278,866
AKR Corporindo Tbk. PT	1,258,400	108,163
Aneka Tambang Tbk. PT	939,800	95,545
Aspirasi Hidup Indonesia Tbk. PT	1,088,200	62,335
Astra International Tbk. PT	1,419,500	460,837
Bank Central Asia Tbk. PT	357,600	233,148
Bank Mandiri Persero Tbk. PT	317,400	134,742
Bank Negara Indonesia Persero Tbk. PT	226,000	75,379
Bank Rakyat Indonesia Persero Tbk. PT	505,368	154,063
Barito Renewables Energy Tbk. PT	641,900	278,375
Bukit Asam Tbk. PT	433,000	81,559
Bumi Serpong Damai Tbk. PT(1)	1,396,900	108,237
Charoen Pokphand Indonesia Tbk. PT	346,400	115,967
Erajaya Swasembada Tbk. PT	4,907,500	140,640
GoTo Gojek Tokopedia Tbk. PT(1)	33,431,200	144,307
Gudang Garam Tbk. PT(1)	57,100	51,207
Security	Shares	Value
Indonesia (continued)
Indocement Tunggal Prakarsa Tbk. PT	241,800	$ 110,694
Indofood Sukses Makmur Tbk. PT	271,700	131,456
Indosat Tbk. PT	302,400	48,125
Jasa Marga Persero Tbk. PT	307,000	94,695
Kalbe Farma Tbk. PT	2,457,000	253,158
Lippo Karawaci Tbk. PT(1)	10,490,680	82,219
Medco Energi Internasional Tbk. PT	1,299,520	105,942
Mitra Adiperkasa Tbk. PT	1,163,700	116,927
Mitra Keluarga Karyasehat Tbk. PT(5)	1,185,700	204,512
Perusahaan Gas Negara Tbk. PT	1,365,300	135,965
Perusahaan Perkebunan London Sumatra Indonesia Tbk. PT	1,193,000	93,000
Sarana Menara Nusantara Tbk. PT	799,800	40,770
Semen Indonesia Persero Tbk. PT	320,600	80,613
Telkom Indonesia Persero Tbk. PT	1,606,600	287,168
Unilever Indonesia Tbk. PT	309,900	38,787
United Tractors Tbk. PT	130,583	227,935
Vale Indonesia Tbk. PT(1)	212,040	51,506
Waskita Karya Persero Tbk. PT(1)(3)	2,474,900	0
Wijaya Karya Persero Tbk. PT(1)	982,300	23,631
XL Axiata Tbk. PT	485,100	69,460
		$ 4,719,933
Jordan — 0.6%
Arab Bank PLC	52,362	$ 313,785
Arab Potash	7,642	290,982
Bank of Jordan	24,010	73,797
International General Insurance Holdings Ltd.	4,200	93,534
Jordan Islamic Bank	13,918	79,070
Jordan Petroleum Refinery Co.	23,035	159,439
Jordan Telecommunications Co. PSC	14,640	60,296
Jordanian Electric Power Co.	18,089	54,087
		$ 1,124,990
Kazakhstan — 0.7%
Freedom Holding Corp.(1)(2)	1,000	$ 108,400
Halyk Savings Bank of Kazakhstan JSC GDR(5)	16,192	299,438
Kaspi.KZ JSC ADR	2,740	301,784
KCell JSC GDR(1)(3)(5)	96,329	0
NAC Kazatomprom JSC GDR(5)	13,900	543,490
		$ 1,253,112
Kenya — 0.7%
British American Tobacco Kenya PLC	16,600	$ 46,335
East African Breweries PLC	197,580	278,564
Equity Group Holdings PLC	555,500	204,539

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Kenya (continued)
KCB Group PLC	606,620	$ 180,941
Safaricom PLC	3,938,372	503,519
		$ 1,213,898
Kuwait — 1.3%
Agility Global PLC	310,166	$ 105,363
Agility Public Warehousing Co. KSC	155,083	125,846
Boubyan Bank KSCP	29,791	54,166
Boubyan Petrochemicals Co. KSCP	2,441	5,329
Burgan Bank SAK	80,830	48,612
Gulf Bank KSCP	128,461	131,339
Kuwait Finance House KSCP	217,147	509,807
Mabanee Co. KPSC	141,232	384,524
Mobile Telecommunications Co. KSCP	213,804	318,068
National Bank of Kuwait SAKP	161,305	446,670
National Industries Group Holding SAK	266,042	208,274
		$ 2,337,998
Lithuania — 0.5%
Apranga PVA	65,809	$ 206,206
KN Energies AB	205,439	52,250
Rokiskio Suris	91,153	334,672
Siauliu Bankas AB	277,296	248,085
		$ 841,213
Malaysia — 2.3%
Axiata Group Bhd.	157,050	$ 80,760
CelcomDigi Bhd.	79,844	61,923
CIMB Group Holdings Bhd.	90,800	164,650
Dialog Group Bhd.	363,831	171,616
Gamuda Bhd.	32,700	63,483
Genting Bhd.	165,500	148,677
Genting Malaysia Bhd.	265,500	135,484
Globetronics Technology Bhd.	582,200	67,900
Hartalega Holdings Bhd.	212,408	152,980
Hong Leong Bank Bhd.	15,800	73,712
IGB Real Estate Investment Trust	192,600	91,297
IHH Healthcare Bhd.	308,400	510,383
IJM Corp. Bhd.	69,480	47,647
Inari Amertron Bhd.	321,600	208,485
IOI Properties Group Bhd.	142,658	73,800
Kossan Rubber Industries Bhd.	210,000	100,129
Kuala Lumpur Kepong Bhd.	14,600	71,135
Magnum Bhd.	192,167	51,717
Malayan Banking Bhd.	64,187	153,716
Malaysia Airports Holdings Bhd.	50,000	115,668
Security	Shares	Value
Malaysia (continued)
Malaysian Pacific Industries Bhd.	6,600	$ 38,807
Maxis Bhd.	70,100	57,719
MISC Bhd.	43,400	74,237
My EG Services Bhd.	233,600	44,047
Nestle Malaysia Bhd.	2,600	59,237
Petronas Chemicals Group Bhd.	66,900	82,398
Petronas Dagangan Bhd.	56,900	232,755
Petronas Gas Bhd.	19,600	77,230
Press Metal Aluminium Holdings Bhd.	79,740	85,821
Public Bank Bhd.	95,290	95,889
SD Guthrie Bhd.	81,539	85,510
Sports Toto Bhd.	282,081	97,540
Supermax Corp. Bhd.(1)	220,554	40,660
Telekom Malaysia Bhd.	62,300	92,234
Tenaga Nasional Bhd.	30,638	98,015
Top Glove Corp. Bhd.(1)	696,800	168,851
VS Industry Bhd.	999,400	220,337
YTL Corp. Bhd.	241,391	107,909
		$ 4,304,358
Mauritius — 0.7%
Alteo Ltd.	245,799	$ 69,021
CIEL Ltd.	1,094,295	224,326
Lighthouse Properties PLC	313,039	138,232
MCB Group Ltd.	36,102	351,599
Miwa Sugar Ltd.	245,799	62,123
Phoenix Beverages Ltd.	10,244	118,737
Rogers & Co. Ltd.	188,149	182,593
SBM Holdings Ltd.	974,963	126,490
Sun Ltd., Class A	58,200	74,240
United Basalt Products	21,996	39,013
		$ 1,386,374
Mexico — 5.0%
Alfa SAB de CV, Series A(2)	202,406	$ 146,068
Alsea SAB de CV(2)	101,300	244,574
America Movil SAB de CV, Series B(2)	1,723,905	1,363,823
Arca Continental SAB de CV(2)	17,480	149,112
Bolsa Mexicana de Valores SAB de CV(2)	46,975	76,768
Cemex SAB de CV, Series CPO(2)	663,339	347,756
Coca-Cola Femsa SAB de CV	15,795	130,705
Corp. Inmobiliaria Vesta SAB de CV(2)	97,400	253,606
El Puerto de Liverpool SAB de CV, Class C1(2)	47,180	248,073
FIBRA Macquarie Mexico(4)	109,968	182,625
Fibra Uno Administracion SA de CV	263,790	303,874
Fomento Economico Mexicano SAB de CV, Series UBD	51,856	502,376

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Mexico (continued)
Genomma Lab Internacional SAB de CV, Class B(2)	76,500	$ 102,461
Gruma SAB de CV, Class B(2)	5,355	92,062
Grupo Aeroportuario del Centro Norte SAB de CV	21,300	177,643
Grupo Aeroportuario del Pacifico SAB de CV, Class B(2)	28,787	501,447
Grupo Aeroportuario del Sureste SAB de CV, Class B(2)	13,130	350,195
Grupo Bimbo SAB de CV, Series A(2)	52,145	161,495
Grupo Carso SAB de CV, Series A1(2)	28,800	173,567
Grupo Elektra SAB de CV(2)(3)	2,213	52,254
Grupo Financiero Banorte SAB de CV, Class O	36,700	256,136
Grupo Financiero Inbursa SAB de CV, Class O(1)(2)	83,300	185,171
Grupo Mexico SAB de CV, Series B(2)	141,079	740,243
Grupo Televisa SAB ADR(2)	64,200	160,500
Industrias Penoles SAB de CV(1)(2)	9,580	150,904
Kimberly-Clark de Mexico SAB de CV, Class A	47,400	68,295
Megacable Holdings SAB de CV(2)	48,300	106,620
Nemak SAB de CV(1)(2)(4)	951,700	100,832
Orbia Advance Corp. SAB de CV(2)	49,699	45,527
Prologis Property Mexico SA de CV	78,600	263,185
Promotora y Operadora de Infraestructura SAB de CV	12,415	108,170
Ternium SA ADR	3,000	102,330
TF Administradora Industrial S de Real de CV	127,200	229,551
Vista Energy SAB de CV ADR(1)	16,200	807,732
Wal-Mart de Mexico SAB de CV	144,480	398,936
		$ 9,284,616
Morocco — 0.7%
Attijariwafa Bank	2,768	$ 152,308
Bank of Africa	3,061	59,062
Banque Centrale Populaire	2,948	86,386
Co. Sucrerie Marocaine et de Raffinage	5,010	98,385
Itissalat Al-Maghrib	23,401	211,461
Label Vie	228	100,745
LafargeHolcim Maroc SA	940	176,951
Societe d'Exploitation des Ports	4,496	212,768
TAQA Morocco SA	415	61,938
TotalEnergies Marketing Maroc SA	466	72,169
		$ 1,232,173
Nigeria — 0.1%
Dangote Cement PLC	909,846	$ 258,409
		$ 258,409
Oman — 0.6%
Bank Muscat SAOG	333,660	$ 223,570
National Bank of Oman SAOG	149,081	115,814
Oman Cement Co. SAOG	72,148	71,189
Security	Shares	Value
Oman (continued)
Oman Flour Mills Co. SAOG	40,801	$ 47,761
Oman Telecommunications Co. SAOG	83,628	214,830
Omani Qatari Telecommunications Co. SAOG	140,637	99,915
Ominvest SAOG	57,161	54,276
OQ Gas Networks SAOC	173,800	61,795
Renaissance Services SAOG	46,857	46,924
Sembcorp Salalah Power & Water Co. SAOG	410,180	117,549
Sohar International Bank SAOG	256,089	91,716
		$ 1,145,339
Pakistan — 0.7%
Engro Corp. Ltd.	42,010	$ 45,039
Fauji Fertilizer Co. Ltd.	101,890	104,231
Habib Bank Ltd.	80,318	37,720
Hub Power Co. Ltd.	173,453	64,976
IBEX Holdings Ltd.(1)	3,200	57,472
Lucky Cement Ltd.	20,831	66,092
Mari Petroleum Co. Ltd.	89,076	131,317
MCB Bank Ltd.	61,976	53,997
Meezan Bank Ltd.	37,700	31,581
Millat Tractors Ltd.	24,000	46,544
Nishat Mills Ltd.	110,771	27,587
Oil & Gas Development Co. Ltd.	216,000	133,893
Pakistan Oilfields Ltd.	43,734	89,849
Pakistan Petroleum Ltd.	176,971	90,262
Pakistan State Oil Co. Ltd.	94,345	75,730
Searle Co. Ltd.(1)	96,770	22,454
Systems Ltd.	85,000	150,737
United Bank Ltd.	41,168	46,121
		$ 1,275,602
Panama — 0.2%
Banco Latinoamericano de Comercio Exterior SA, Class E	7,900	$ 252,563
Copa Holdings SA, Class A	2,134	207,638
		$ 460,201
Peru — 1.2%
Alicorp SAA(1)	39,037	$ 67,243
Cia de Minas Buenaventura SAA ADR	24,350	318,011
Credicorp Ltd.	4,300	791,759
Ferreycorp SAA	125,476	99,756
Southern Copper Corp.(2)	8,628	945,197
		$ 2,221,966
Philippines — 1.2%
Aboitiz Equity Ventures, Inc.	59,700	$ 35,820

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Philippines (continued)
Aboitiz Power Corp.	133,700	$ 86,180
Ayala Corp.	6,835	80,856
Ayala Land, Inc.	86,531	48,541
Ayala Land, Inc. GDR, PFC Shares(1)(3)	3,951,800	0
Bank of the Philippine Islands	32,774	80,506
BDO Unibank, Inc.	43,932	114,978
Bloomberry Resorts Corp.(1)	250,900	33,185
D&L Industries, Inc.	493,300	53,042
Emperador, Inc.	380,500	122,141
First Gen Corp.	165,322	51,220
Globe Telecom, Inc.	2,461	90,809
GT Capital Holdings, Inc.	4,440	54,857
International Container Terminal Services, Inc.	21,950	149,167
JG Summit Holdings, Inc.	122,158	51,004
Jollibee Foods Corp.	26,326	119,943
Manila Electric Co.	10,790	90,915
Manila Water Co., Inc.	295,100	133,105
Megaworld Corp.(1)	1,361,400	54,018
PLDT, Inc.	7,100	174,489
Puregold Price Club, Inc.	337,403	188,996
Semirara Mining & Power Corp.	86,520	48,332
SM Investments Corp.	9,901	159,650
SM Prime Holdings, Inc.	178,329	93,798
Universal Robina Corp.	50,455	84,630
Wilcon Depot, Inc.	170,900	47,308
		$ 2,247,490
Poland — 2.2%
Allegro.eu SA(1)(4)	33,900	$ 298,304
Asseco Poland SA	7,876	176,678
Bank Polska Kasa Opieki SA	5,843	204,424
Budimex SA	2,710	338,924
CD Projekt SA	7,200	289,888
Cyfrowy Polsat SA(1)	41,244	130,432
Eurocash SA	100,652	216,896
Grupa Azoty SA(1)(2)	9,267	47,927
Grupa Kety SA	575	98,005
KGHM Polska Miedz SA	9,958	372,705
LPP SA	83	302,063
mBank SA(1)	735	103,362
Neuca SA	262	52,840
Orange Polska SA	75,376	146,810
ORLEN SA	41,032	535,758
PGE Polska Grupa Energetyczna SA(1)	51,434	88,919
Powszechna Kasa Oszczednosci Bank Polski SA	24,715	343,396
Powszechny Zaklad Ubezpieczen SA	23,135	229,434
Security	Shares	Value
Poland (continued)
Santander Bank Polska SA	762	$ 85,449
Tauron Polska Energia SA(1)	129,348	119,613
		$ 4,181,827
Qatar — 1.3%
Aamal Co.(1)	230,000	$ 55,306
Al Meera Consumer Goods Co. QSC	26,954	109,387
Barwa Real Estate Co.	143,634	112,391
Commercial Bank PSQC	49,707	57,938
Gulf International Services QSC	201,811	175,408
Industries Qatar QSC	98,345	359,592
Masraf Al Rayan QSC	147,361	95,752
Medicare Group	45,960	60,202
Mesaieed Petrochemical Holding Co.	49,000	21,254
Ooredoo QPSC	39,870	124,959
Qatar Aluminum Manufacturing Co.	204,257	71,845
Qatar Electricity & Water Co. QSC	44,621	198,351
Qatar Gas Transport Co. Ltd.	228,433	268,050
Qatar Islamic Bank QPSC	27,137	152,385
Qatar National Bank QPSC	68,885	327,412
United Development Co. QSC	156,214	48,950
Vodafone Qatar QSC	215,393	109,881
		$ 2,349,063
Romania — 0.6%
Banca Transilvania SA	34,021	$ 210,114
BRD-Groupe Societe Generale SA	27,477	122,005
MED Life SA(1)	112,800	145,416
OMV Petrom SA	2,113,597	342,107
Societatea Nationala de Gaze Naturale ROMGAZ SA	220,460	262,148
Societatea Nationala Nuclearelectrica SA	9,700	91,463
		$ 1,173,253
Russia(6) — 0.0%
Aeroflot PJSC(1)(3)	320,440	$ 0
Alrosa PJSC(3)	177,900	0
Detsky Mir PJSC(1)(3)(4)	105,940	0
Evraz PLC(1)(3)	34,831	0
Federal Grid Co.-Rosseti PJSC(1)(3)	78,095,360	0
GMK Norilskiy Nickel PAO(3)	338,700	0
Inter RAO UES PJSC(3)	6,829,770	0
Magnit PJSC(3)	13,121	0
Magnitogorsk Iron & Steel Works PJSC(3)	182,710	0
MMC Norilsk Nickel PJSC ADR(1)(3)	5	0
Mobile TeleSystems PJSC(3)	89,417	0
Moscow Exchange MICEX-Rates PJSC(3)	47,890	0

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Russia (continued)
Novatek PJSC(3)	23,410	$ 0
OGK-2 PJSC(1)(3)	12,211,000	0
PhosAgro PJSC(3)	2,547	0
PhosAgro PJSC GDR(1)(3)(5)	49	0
PhosAgro PJSC GDR(1)(3)(5)	2	0
PIK-Spetsializirovannyy Zastroyshchik PAO(3)	20,850	0
Rostelecom PJSC(3)	107,057	0
RusHydro PJSC(1)(3)	16,550,080	0
Sberbank of Russia PJSC(3)	123,888	0
Severstal PAO GDR(1)(3)(5)	13,622	0
Sistema AFK PAO(3)	453,878	0
Surgutneftegas PJSC, PFC Shares(3)	260,300	0
Unipro PJSC(1)(3)	1,521,000	0
		$ 0
Saudi Arabia — 5.2%
Abdullah Al Othaim Markets Co.	23,030	$ 72,336
ACWA Power Co.	600	73,360
Ades Holding Co.	17,000	89,420
Advanced Petrochemical Co.(1)	4,088	39,561
Al Hammadi Holding	8,581	91,033
Al Moammar Information Systems Co.(1)	1,700	85,097
Al Rajhi Bank	13,800	322,445
Alandalus Property Co.	10,258	69,540
Aldrees Petroleum and Transport Services Co.	2,362	86,869
Almarai Co. JSC	15,297	223,993
Arabian Centres Co.(4)	26,197	143,392
Arabian Internet & Communications Services Co.	2,600	176,138
Arriyadh Development Co.	9,090	72,690
Astra Industrial Group	3,516	166,633
Banque Saudi Fransi	11,191	92,670
Catrion Catering Holding Co.	3,323	105,043
Dallah Healthcare Co.	3,734	158,723
Dar Al Arkan Real Estate Development Co.(1)	39,620	175,430
Dr. Sulaiman Al Habib Medical Services Group Co.	8,770	668,051
Elm Co.	2,785	756,525
Emaar Economic City(1)	31,068	70,967
Etihad Etisalat Co.	18,320	252,240
Fawaz Abdulaziz Al Hokair & Co.(1)	16,655	57,786
Herfy Food Services Co.(1)	4,801	31,133
Jarir Marketing Co.	70,160	246,684
Leejam Sports Co. JSC	1,692	85,484
Maharah Human Resources Co.	37,080	73,569
Mobile Telecommunications Co. Saudi Arabia	27,145	76,275
Mouwasat Medical Services Co.	12,078	301,709
Nahdi Medical Co.	3,400	111,587
Security	Shares	Value
Saudi Arabia (continued)
National Agriculture Development Co.(1)	11,300	$ 79,622
National Co. for Learning & Education	1,400	81,687
National Gas & Industrialization Co.	7,147	206,511
National Medical Care Co.	1,900	96,426
Riyad Bank	16,422	112,248
SABIC Agri-Nutrients Co.	2,468	74,645
Sahara International Petrochemical Co.	6,353	44,423
Saudi Arabian Mining Co.(1)	12,078	180,818
Saudi Arabian Oil Co.(4)	121,252	870,960
Saudi Awwal Bank	4,956	44,611
Saudi Basic Industries Corp.	9,127	176,562
Saudi Ceramic Co.(1)	10,566	91,460
Saudi Chemical Co. Holding	71,250	220,488
Saudi Electricity Co.	97,768	425,973
Saudi Ground Services Co.	9,867	138,844
Saudi Industrial Investment Group	10,164	48,151
Saudi Kayan Petrochemical Co.(1)	11,609	24,000
Saudi National Bank	20,920	183,906
Saudi Pharmaceutical Industries & Medical Appliances Corp.(1)	9,738	86,646
Saudi Public Transport Co.(1)	16,000	93,731
Saudi Telecom Co.	52,115	584,899
Saudia Dairy & Foodstuff Co.	1,526	145,692
Savola Group(1)	26,583	181,953
Seera Group Holding(1)	22,676	138,343
United Electronics Co.	6,923	185,514
United International Transportation Co.	3,246	74,354
Yanbu National Petrochemical Co.	5,300	56,053
		$ 9,624,903
Slovenia — 0.6%
Cinkarna Celje DD	1,370	$ 42,756
Krka DD Novo mesto	4,884	719,619
Luka Koper	1,400	59,092
Petrol DD Ljubljana	3,820	122,922
Pozavarovalnica Sava DD	3,525	153,519
Telekom Slovenije DD	659	51,625
Zavarovalnica Triglav DD	1,406	59,600
		$ 1,209,133
South Africa — 5.4%
Anglo American Platinum Ltd.(2)	1,244	$ 48,898
Anglogold Ashanti PLC	9,504	265,153
Aspen Pharmacare Holdings Ltd.	54,491	553,577
AVI Ltd.	13,138	82,384
Barloworld Ltd.	41,807	196,903

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Africa (continued)
Bid Corp. Ltd.	13,100	$ 308,861
Bidvest Group Ltd.	42,642	690,038
Capitec Bank Holdings Ltd.	1,232	222,562
Clicks Group Ltd.	13,500	288,882
DataTec Ltd.	72,300	165,364
Discovery Ltd.	12,290	126,027
Equites Property Fund Ltd.(2)	104,000	83,019
Exxaro Resources Ltd.	51,110	481,972
FirstRand Ltd.	77,535	340,665
Fortress Real Estate Investments Ltd., Class B(2)	175,418	187,231
Foschini Group Ltd.	12,308	107,511
Gold Fields Ltd.	15,697	258,860
Growthpoint Properties Ltd.	255,900	189,983
Harmony Gold Mining Co. Ltd.	18,553	201,288
Hyprop Investments Ltd.	31,700	75,066
Impala Platinum Holdings Ltd.(1)	18,462	121,859
Kumba Iron Ore Ltd.	2,760	52,268
Life Healthcare Group Holdings Ltd.	258,186	234,142
Mr. Price Group Ltd.	12,155	177,303
MTN Group Ltd.	121,000	600,952
MultiChoice Group(1)	20,757	130,945
Naspers Ltd., Class N	4,507	1,065,218
NEPI Rockcastle NV	38,480	301,016
Netcare Ltd.	149,337	125,615
Pick n Pay Stores Ltd.(1)(2)	14,362	20,722
Redefine Properties Ltd.	579,291	160,605
Resilient REIT Ltd.	48,463	153,788
Reunert Ltd.	30,146	137,737
Sanlam Ltd.	28,912	144,060
Sasol Ltd.	10,993	61,786
Shoprite Holdings Ltd.	21,115	364,665
Sibanye Stillwater Ltd.(1)	48,312	56,324
SPAR Group Ltd.(1)	14,831	107,066
Standard Bank Group Ltd.	16,101	221,671
Telkom SA SOC Ltd.(1)	33,018	50,932
Thungela Resources Ltd.	2,700	19,474
Tiger Brands Ltd.	10,940	147,300
Vodacom Group Ltd.	50,500	316,165
Wilson Bayly Holmes-Ovcon Ltd.	12,023	146,712
Woolworths Holdings Ltd.	46,024	170,644
Zeda Ltd.	41,807	34,381
		$ 9,997,594
South Korea — 4.5%
Alteogen, Inc.(1)	757	$ 204,953
Amorepacific Corp.	852	71,914
Security	Shares	Value
South Korea (continued)
AMOREPACIFIC Group	2,180	$ 35,130
BGF Retail Co. Ltd.	520	43,508
Celltrion Pharm, Inc.(1)	1,417	63,372
Celltrion, Inc.	4,920	646,901
CJ CheilJedang Corp.	423	83,694
CJ Logistics Corp.	566	35,885
Coway Co. Ltd.	2,548	116,411
Daewoo Industrial Development Co. Ltd.(1)	3,657	0
DL E&C Co. Ltd.	1,924	43,029
E-MART, Inc.	1,232	57,984
GS Holdings Corp.	1,569	46,734
Hankook Tire & Technology Co. Ltd.	1,479	37,668
Hanmi Pharm Co. Ltd.	352	81,254
Hanwha Solutions Corp.	3,687	56,619
HD Hyundai Co. Ltd.	1,210	69,815
HD Korea Shipbuilding & Offshore Engineering Co. Ltd.	993	131,385
HLB, Inc.(1)	1,969	93,417
Hugel, Inc.(1)	653	128,446
HYBE Co. Ltd.	500	66,976
Hyundai Department Store Co. Ltd.	1,615	54,905
Hyundai Engineering & Construction Co. Ltd.	2,645	53,271
Hyundai Glovis Co. Ltd.	1,516	133,381
Hyundai Mobis Co. Ltd.	792	142,348
Hyundai Motor Co.	1,500	231,046
Hyundai Steel Co.	3,449	63,045
Kakao Corp.	5,676	151,070
Kangwon Land, Inc.	5,706	73,600
KB Financial Group, Inc.	3,231	210,237
Kia Corp.	3,041	201,098
Korea Electric Power Corp.	4,640	77,574
Korea Zinc Co. Ltd.	283	203,926
Krafton, Inc.(1)	763	182,410
KT&G Corp.	3,552	282,150
Kumho Petrochemical Co. Ltd.	743	76,510
LG Chem Ltd.	652	146,598
LG Corp.	1,914	104,592
LG Electronics, Inc.	909	58,538
LG H&H Co. Ltd.	461	110,362
LG Uplus Corp.	7,151	51,829
Medytox, Inc.	351	43,432
Mezzion Pharma Co. Ltd.(1)	1,597	41,190
NAVER Corp.	2,921	357,302
NCSoft Corp.	372	58,401
Orion Corp. of Republic of Korea	1,268	91,386
POSCO Holdings, Inc.	619	149,149
S-1 Corp.	1,533	71,703

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
South Korea (continued)
Samsung Biologics Co. Ltd.(1)(4)	429	$ 310,270
Samsung C&T Corp.	554	46,778
Samsung Electro-Mechanics Co. Ltd.	443	37,666
Samsung Electronics Co. Ltd.	29,314	1,244,701
Samsung SDI Co. Ltd.	523	122,625
Samsung SDS Co. Ltd.	570	58,786
Shinhan Financial Group Co. Ltd.	1,769	65,896
SK Hynix, Inc.	3,240	424,161
SK Innovation Co. Ltd.(1)	1,810	152,947
SK, Inc.	563	60,247
S-Oil Corp.	2,051	85,077
Yuhan Corp.	2,343	233,887
Zyle Motors Corp.(1)(3)	5,113	0
		$ 8,379,189
Sri Lanka — 0.7%
Aitken Spence PLC	109,000	$ 44,678
Ceylon Tobacco Co. PLC	24,480	103,113
Chevron Lubricants Lanka PLC	149,215	64,764
Commercial Bank of Ceylon PLC	548,908	220,832
Dialog Axiata PLC	1,107,719	41,322
Hatton National Bank PLC	123,656	96,486
John Keells Holdings PLC	478,687	347,852
Lanka IOC PLC	179,858	71,206
Melstacorp PLC	596,058	194,592
Sampath Bank PLC	293,638	87,561
Teejay Lanka PLC	460,029	66,841
		$ 1,339,247
Taiwan — 8.2%
Accton Technology Corp.	3,000	$ 50,411
Acer, Inc.	119,519	148,105
Advantech Co. Ltd.	9,565	93,738
Airtac International Group	4,178	115,647
ASE Technology Holding Co. Ltd.	23,561	111,109
Asia Cement Corp.	51,000	74,109
Asustek Computer, Inc.	7,325	129,344
AUO Corp.	150,269	77,418
Catcher Technology Co. Ltd.	12,183	88,670
Cathay Financial Holding Co. Ltd.	71,295	150,571
Center Laboratories, Inc.	133,088	203,008
Chailease Holding Co. Ltd.	13,278	62,178
Cheng Shin Rubber Industry Co. Ltd.	110,672	158,953
China Airlines Ltd.	124,000	86,475
China Motor Corp.	14,926	31,659
China Steel Corp.	335,734	234,813
Security	Shares	Value
Taiwan (continued)
Chong Hong Construction Co. Ltd.	15,000	$ 40,544
Chunghwa Telecom Co. Ltd.	139,746	530,467
CTBC Financial Holding Co. Ltd.	134,275	148,854
Delta Electronics, Inc.	12,151	150,076
Eclat Textile Co. Ltd.	7,159	119,663
EVA Airways Corp.	81,861	94,541
Evergreen International Storage & Transport Corp.	93,000	88,650
Evergreen Marine Corp. Taiwan Ltd.	34,576	219,077
Far Eastern Department Stores Ltd.	70,990	56,425
Far Eastern New Century Corp.	139,695	161,198
Far EasTone Telecommunications Co. Ltd.	73,084	201,813
Feng Hsin Steel Co. Ltd.	32,260	83,910
Feng TAY Enterprise Co. Ltd.	20,160	88,623
Formosa Chemicals & Fibre Corp.	108,014	128,859
Formosa Petrochemical Corp.	79,320	118,774
Formosa Plastics Corp.	85,183	124,921
Formosa Taffeta Co. Ltd.	98,149	60,386
Fubon Financial Holding Co. Ltd.	67,975	189,885
Giant Manufacturing Co. Ltd.	18,868	106,379
Great Wall Enterprise Co. Ltd.	56,455	89,910
Highwealth Construction Corp.	69,220	86,948
Hiwin Technologies Corp.	17,069	124,313
Hon Hai Precision Industry Co. Ltd.	75,443	483,569
Hotai Motor Co. Ltd.	12,240	246,331
Huaku Development Co. Ltd.	14,300	52,068
Innolux Corp.	183,091	88,268
International Games System Co. Ltd.	16,000	504,836
Inventec Corp.	89,966	124,426
Largan Precision Co. Ltd.	795	55,682
Lien Hwa Industrial Holdings Corp.	88,576	164,478
Lite-On Technology Corp.	34,000	106,583
Makalot Industrial Co. Ltd.	13,260	142,259
MediaTek, Inc.	10,462	407,266
Medigen Vaccine Biologics Corp.(1)	20,759	26,717
Mega Financial Holding Co. Ltd.	120,913	147,320
Merida Industry Co. Ltd.	17,657	96,173
momo.com, Inc.	4,158	48,249
Nan Kang Rubber Tire Co. Ltd.(1)	95,253	140,222
Nan Ya Plastics Corp.	125,214	161,329
Nien Made Enterprise Co. Ltd.	11,000	163,914
Novatek Microelectronics Corp.	9,000	139,062
Oneness Biotech Co. Ltd.(1)	22,697	89,299
Pegatron Corp.	23,028	69,825
Polaris Group(1)	27,979	42,986
Pou Chen Corp.	151,819	177,502
President Chain Store Corp.	20,664	189,733

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Taiwan (continued)
Quanta Computer, Inc.	12,508	$ 113,589
Realtek Semiconductor Corp.	6,002	88,064
Ruentex Development Co. Ltd.	73,133	104,990
Ruentex Industries Ltd.	46,302	109,262
St. Shine Optical Co. Ltd.	22,000	144,056
TA Chen Stainless Pipe Co.	67,872	68,359
Tainan Spinning Co. Ltd.	147,822	69,739
Taiwan Fertilizer Co. Ltd.	37,000	65,577
Taiwan High Speed Rail Corp.	104,000	94,324
Taiwan Mobile Co. Ltd.	76,296	268,902
Taiwan Semiconductor Manufacturing Co. Ltd.	101,369	3,178,879
Tatung Co. Ltd.(1)	86,000	117,377
TCC Group Holdings Co. Ltd.	172,073	170,940
Teco Electric & Machinery Co. Ltd.	120,000	183,415
Tong Yang Industry Co. Ltd.	20,608	68,145
TTY Biopharm Co. Ltd.	94,096	214,675
Tung Ho Steel Enterprise Corp.	32,200	73,609
Unimicron Technology Corp.	21,000	102,560
Uni-President Enterprises Corp.	211,831	593,211
United Microelectronics Corp.	102,090	147,290
Voltronic Power Technology Corp.	4,000	263,057
Walsin Lihwa Corp.	74,000	67,821
Wei Chuan Foods Corp.	179,000	99,817
Yageo Corp.	3,779	64,275
Yang Ming Marine Transport Corp.	68,621	140,880
Yieh Phui Enterprise Co. Ltd.	92,154	43,260
		$ 15,354,594
Thailand — 5.4%
Advanced Info Service PCL(7)	63,400	$ 516,073
Airports of Thailand PCL(7)	209,700	380,271
Asset World Corp. PCL(7)	613,200	67,234
B Grimm Power PCL(7)	72,100	47,320
Bangkok Bank PCL(7)	17,300	75,293
Bangkok Chain Hospital PCL(7)	316,800	162,226
Bangkok Dusit Medical Services PCL, Class F(7)	746,100	608,175
Bangkok Expressway & Metro PCL(7)	471,900	110,205
Bangkok Land PCL(7)	2,263,800	41,452
Banpu PCL(7)	131,633	24,374
BTS Group Holdings PCL(1)(7)	331,100	48,575
Bumrungrad Hospital PCL(7)	65,400	527,819
Carabao Group PCL(7)	27,500	64,926
Central Pattana PCL(7)	81,600	151,817
Central Retail Corp. PCL(7)	154,166	146,073
Charoen Pokphand Foods PCL(7)	188,700	138,888
Chularat Hospital PCL(7)	1,881,100	161,867
Security	Shares	Value
Thailand (continued)
CP ALL PCL(7)	183,700	$ 344,324
CP Axtra PCL(7)	83,872	84,506
CPN Retail Growth Leasehold REIT(7)	146,500	52,484
Delta Electronics Thailand PCL(7)	422,400	1,716,793
Electricity Generating PCL(7)	12,700	45,146
Energy Absolute PCL(7)	126,000	29,365
Global Power Synergy PCL, Class F(7)	43,300	54,116
Gulf Energy Development PCL(7)	266,100	524,757
Hana Microelectronics PCL(7)	140,900	158,613
Home Product Center PCL(7)	409,255	115,677
Indorama Ventures PCL(7)	172,600	132,423
Intouch Holdings PCL(7)	42,800	135,698
Jasmine International PCL(7)	603,355	41,332
Jaymart Group Holdings PCL(7)	164,100	75,420
Kasikornbank PCL(7)	32,000	138,694
KCE Electronics PCL(7)	152,800	161,657
Land & Houses PCL(7)	489,100	84,101
Mega Lifesciences PCL(7)	111,800	130,254
Minor International PCL(7)	159,544	126,459
PTG Energy PCL(7)	277,800	79,341
PTT Exploration & Production PCL(7)	81,298	305,341
PTT Global Chemical PCL(7)	131,900	101,668
PTT Oil & Retail Business PCL(7)	223,900	102,176
PTT PCL(7)	462,500	459,485
Samart Corp. PCL(1)(7)	297,700	64,159
SCB X PCL(7)	45,300	152,348
SCG Packaging PCL(7)	137,600	103,758
Siam Cement PCL(7)	30,500	189,870
Siam Global House PCL(7)	116,917	55,746
Sri Trang Agro-Industry PCL(7)	89,600	55,028
Stecon Group PCL(7)	251,357	68,528
Thai Beverage PCL(7)	371,300	148,515
Thai Oil PCL(7)	63,600	77,317
True Corp. PCL(1)(7)	1,343,814	489,369
VGI PCL(1)(7)	729,400	60,930
WHA Corp. PCL(7)	1,020,100	176,367
		$ 10,114,353
Tunisia — 0.4%
Banque de Tunisie	38,193	$ 61,915
Banque Internationale Arabe de Tunisie	2,758	92,299
Banque Nationale Agricole	24,362	61,243
Carthage Cement(1)	150,032	108,550
Euro Cycles SA	8,418	33,041
Poulina Group	32,719	93,197
Societe D'Articles Hygieniques SA	16,810	54,821

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Tunisia (continued)
Societe Frigorifique et Brasserie de Tunis SA	57,148	$ 220,750
Telnet Holding	12,212	25,725
		$ 751,541
Turkey — 5.1%
AG Anadolu Grubu Holding AS	6,200	$ 52,493
Ahlatci Dogal Gaz Dagitim Enerji VE Yatirim AS	289,000	165,039
Akbank TAS	87,196	128,905
Aksa Akrilik Kimya Sanayii AS	399,624	97,468
Aksa Enerji Uretim AS	121,924	117,425
Anadolu Efes Biracilik Ve Malt Sanayii AS	21,780	121,705
Arcelik AS(1)	40,551	152,213
Aselsan Elektronik Sanayi Ve Ticaret AS	88,312	157,050
Aygaz AS	40,310	177,432
Baticim Bati Anadolu Cimento Sanayii AS(1)	18,200	85,864
Bera Holding AS(1)	62,496	23,615
BIM Birlesik Magazalar AS	43,752	596,982
Can2 Termik AS(1)	873,025	37,202
Coca-Cola Icecek AS	88,600	131,582
Dogan Sirketler Grubu Holding AS	178,300	67,550
Dogus Otomotiv Servis ve Ticaret AS	18,700	114,792
EGE Endustri VE Ticaret AS	380	121,582
Emlak Konut Gayrimenkul Yatirim Ortakligi AS(1)	937,230	275,970
Enerjisa Enerji AS(4)	130,603	210,440
Enerya Enerji AS	18,000	125,088
Enka Insaat ve Sanayi AS	114,918	157,791
Eregli Demir ve Celik Fabrikalari TAS	182,414	253,470
Fenerbahce Futbol AS(1)	17,500	50,014
Ford Otomotiv Sanayi AS	11,741	335,341
Gubre Fabrikalari TAS(1)	7,200	42,206
Haci Omer Sabanci Holding AS	44,727	108,731
Hektas Ticaret TAS(1)	652,874	67,656
Ipek Dogal Enerji Kaynaklari Arastirma Ve Uretim AS(1)	42,459	43,320
Is Gayrimenkul Yatirim Ortakligi AS(1)	221,310	109,989
Kardemir Karabuk Demir Celik Sanayi ve Ticaret AS, Class D	97,127	69,914
KOC Holding AS	35,594	175,531
Koza Altin Isletmeleri AS(1)	105,052	61,699
Logo Yazilim Sanayi Ve Ticaret AS	49,980	154,500
Mavi Giyim Sanayi Ve Ticaret AS, Class B(4)	61,520	136,910
MIA Teknoloji AS(1)	162,900	200,395
Migros Ticaret AS	6,379	75,783
MLP Saglik Hizmetleri AS(1)(4)	37,219	375,969
ODAS Elektrik Uretim ve Sanayi Ticaret AS(1)	368,337	62,807
Oyak Cimento Fabrikalari AS(1)	52,000	87,008
Pegasus Hava Tasimaciligi AS(1)	16,800	113,786
Security	Shares	Value
Turkey (continued)
Penta Teknoloji Urunleri Dagitim Ticaret AS(1)	116,838	$ 48,140
Petkim Petrokimya Holding AS(1)	175,096	95,073
Reeder Teknoloji Sanayi VE Ticaret AS(1)	173,700	112,069
Sasa Polyester Sanayi AS(1)	1,202,800	135,100
Selcuk Ecza Deposu Ticaret ve Sanayi AS	85,509	161,307
Sinpas Gayrimenkul Yatirim Ortakligi AS(1)	511,180	110,854
Smart Gunes Enerjisi Teknolojileri ArGE Uretim Sanayi ve Ticaret AS(1)	118,700	135,544
Sok Marketler Ticaret AS	51,800	59,544
Tofas Turk Otomobil Fabrikasi AS	18,438	101,217
Torunlar Gayrimenkul Yatirim Ortakligi AS	78,100	108,460
Turk Hava Yollari AO(1)	22,374	177,951
Turk Telekomunikasyon AS(1)	174,514	240,645
Turkcell Iletisim Hizmetleri AS	316,189	781,832
Turkiye Is Bankasi AS, Class C	315,539	108,469
Turkiye Petrol Rafinerileri AS	256,203	1,082,571
Turkiye Sise ve Cam Fabrikalari AS	78,410	89,666
Ulker Biskuvi Sanayi AS(1)	16,690	61,193
Yapi ve Kredi Bankasi AS	133,100	95,197
Ziraat Gayrimenkul Yatirim Ortakligi AS	379,600	126,786
Zorlu Enerji Elektrik Uretim AS(1)	903,000	109,682
		$ 9,584,517
United Arab Emirates — 2.5%
Abu Dhabi Commercial Bank PJSC	88,644	$ 215,469
Abu Dhabi National Oil Co. for Distribution PJSC	433,000	424,950
ADNOC Drilling Co. PJSC	407,000	561,717
Adnoc Gas PLC	75,600	68,045
Agthia Group PJSC	56,748	117,364
Air Arabia PJSC	212,497	166,167
Aldar Properties PJSC	44,073	91,355
Apex Investment Co. PSC(1)	127,200	136,450
Borouge PLC	162,000	112,389
Dana Gas PJSC(1)	421,411	77,425
Dubai Electricity & Water Authority PJSC	861,560	583,717
Dubai Investments PJSC	212,181	122,384
Dubai Islamic Bank PJSC	109,508	186,084
Emaar Development PJSC	104,800	264,355
Emaar Properties PJSC	164,638	389,260
Emirates Telecommunications Group Co. PJSC	111,500	538,083
Fertiglobe PLC	170,700	125,730
First Abu Dhabi Bank PJSC	66,119	236,287
Modon Holding PSC(1)	107,300	104,079
Multiply Group PJSC(1)	159,900	98,631
		$ 4,619,941

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Security	Shares	Value
Vietnam — 2.2%
Bank for Foreign Trade of Vietnam JSC(1)	144,967	$ 536,161
Bao Viet Holdings	28,030	47,649
FLC Faros Construction JSC(1)(3)	2	0
Gelex Group JSC(1)	158,500	127,399
Gemadept Corp.	41,900	107,851
Hoa Phat Group JSC(1)	777,245	824,537
Hoa Sen Group	110,622	88,245
KIDO Group Corp.	33,828	67,768
Kinh Bac City Development Holding Corp.(1)	38,613	40,016
Masan Group Corp.(1)	103,896	314,182
Novaland Investment Group Corp.(1)	94,187	39,062
PetroVietnam Drilling & Well Services JSC(1)	109,672	111,134
Petrovietnam Fertilizer & Chemicals JSC	64,000	87,223
PetroVietnam Gas JSC	36,646	102,022
PetroVietnam Power Corp.(1)	169,700	80,052
PetroVietnam Technical Services Corp.(1)	27,400	41,055
Phat Dat Real Estate Development Corp.(1)	34,632	28,684
Phu Nhuan Jewelry JSC	4	16
Saigon Beer Alcohol Beverage Corp.	29,220	63,736
Thaiholdings JSC(1)	48,620	67,709
Vietjet Aviation JSC(1)	109,066	452,129
Vietnam Construction and Import-Export JSC(1)	84,022	58,819
Vietnam Dairy Products JSC	92,092	240,710
Vincom Retail JSC(1)	132,380	93,306
Vingroup JSC(1)	156,347	256,620
Vinh Hoan Corp.	28,080	78,873
Vinhomes JSC(1)(4)	101,620	166,474
		$ 4,121,432
Total Common Stocks (identified cost $139,166,526)		$187,073,020

Rights — 0.0%(8)
Security	Shares	Value
Vietnam — 0.0%(8)
Gemadept Corp., Exp. 11/26/24(1)	41,900	$ 20,055
Total Rights (identified cost $13,777)		$ 20,055

Warrants — 0.0%(8)
Security	Shares	Value
Thailand — 0.0%(8)
Jasmine International PCL, Exp. 10/10/31(1)	301,678	$ 2,682
VGI PCL, Exp. 8/15/25(1)	72,940	2,854
Total Warrants (identified cost $0)		$ 5,536

Short-Term Investments — 0.9%
Affiliated Fund — 0.0%(8)
Security	Shares	Value
Morgan Stanley Institutional Liquidity Funds - Government Portfolio, Institutional Class, 4.78%(9)	57,398	$ 57,398
Total Affiliated Fund (identified cost $57,398)		$ 57,398

Securities Lending Collateral — 0.9%
Security	Shares	Value
State Street Navigator Securities Lending Government Money Market Portfolio, 4.86%(10)	1,574,903	$ 1,574,903
Total Securities Lending Collateral (identified cost $1,574,903)		$ 1,574,903
Total Short-Term Investments (identified cost $1,632,301)		$ 1,632,301

Total Investments — 101.1% (identified cost $140,812,604)	$188,730,912
Other Assets, Less Liabilities — (1.1)%	$ (2,054,446)
Net Assets — 100.0%	$186,676,466
The percentage shown for each investment category in the Portfolio of Investments is based on net assets.
(1)	Non-income producing security.
(2)	All or a portion of this security was on loan at October 31, 2024. The aggregate market value of securities on loan at October 31, 2024 was $8,236,868 and the total market value of the collateral received by the Fund was $8,737,795, comprised of cash of $1,574,903 and U.S. government and/or agencies securities of $7,162,892.
(3)	For fair value measurement disclosure purposes, security is categorized as Level 3.

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

(4)	Security exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These securities may be sold in certain transactions in reliance on an exemption from registration (normally to qualified institutional buyers). At October 31, 2024, the aggregate value of these securities is $5,392,898 or 2.9% of the Fund's net assets.
(5)	Security exempt from registration under Regulation S of the Securities Act of 1933, as amended, which exempts from registration securities offered and sold outside the United States. Security may not be offered or sold in the United States except pursuant to an exemption from, or in a transaction not subject to, the registration requirements of the Securities Act of 1933, as amended. At October 31, 2024, the aggregate value of these securities is $1,092,730 or 0.6% of the Fund's net assets.
(6)	Trading of securities has been sanctioned.
(7)	Indicates a foreign registered security. Shares issued to foreign investors in markets that have foreign ownership limits.
(8)	Amount is less than 0.05%.
(9)	May be deemed to be an affiliated investment company. The rate shown is the annualized seven-day yield as of October 31, 2024.
(10)	Represents investment of cash collateral received in connection with securities lending.
Sector Classification of Portfolio
Sector	Percentage of Net Assets	Value
Financials	12.0%	$22,396,627
Industrials	10.4	19,407,414
Information Technology	10.4	19,385,594
Consumer Discretionary	10.0	18,746,630
Consumer Staples	9.9	18,483,290
Communication Services	9.3	17,431,132
Materials	9.1	17,011,876
Health Care	8.8	16,478,172
Energy	8.6	15,956,065
Utilities	6.1	11,282,591
Real Estate	5.6	10,519,220
Short-Term Investments	0.9	1,632,301
Total Investments	101.1%	$188,730,912
Abbreviations:
ADR	– American Depositary Receipt
GDR	– Global Depositary Receipt
PCL	– Public Company Limited
PFC Shares	– Preference Shares

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

The Fund did not have any open derivative instruments at October 31, 2024.
Affiliated Investments
At October 31, 2024, the value of the Fund's investment in funds that may be deemed to be affiliated was $57,398, which represents less than 0.05% of the Fund's net assets. Transactions in such investments by the Fund for the fiscal year to date ended October 31, 2024 were as follows:
Name	Value, beginning of period	Purchases	Sales proceeds	Net realized gain (loss)	Change in unrealized appreciation (depreciation)	Value, end of period	Dividend income	Shares, end of period
Short-Term Investments
Liquidity Fund, Institutional Class(1)	$6,567	$9,379,289	$(9,328,458)	$ —	$ —	$57,398	$9,107	57,398
(1)	Represents investment in Morgan Stanley Institutional Liquidity Funds - Government Portfolio.
Fair Value Measurements
Under generally accepted accounting principles for fair value measurements, a three-tier hierarchy to prioritize the assumptions, referred to as inputs, is used in valuation techniques to measure fair value. The three-tier hierarchy of inputs is summarized in the three broad levels listed below.
•	Level 1 – quoted prices in active markets for identical investments
•	Level 2 – other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)
•	Level 3 – significant unobservable inputs (including a fund's own assumptions in determining the fair value of investments)
In cases where the inputs used to measure fair value fall in different levels of the fair value hierarchy, the level disclosed is determined based on the lowest level input that is significant to the fair value measurement in its entirety. The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities.
At October 31, 2024, the hierarchy of inputs used in valuing the Fund's investments, which are carried at fair value, were as follows:
Asset Description	Level 1	Level 2	Level 3*	Total
Common Stocks:
Africa	$ 1,544,278	$ 16,062,235	$ —	$ 17,606,513
Asia	3,892,059	89,453,329	46,446	93,391,834
Developed Europe	151,866	1,213,514	—	1,365,380
Emerging Europe	74,590	24,481,368	0	24,555,958
Latin America	24,032,354	4,316,771	52,254	28,401,379
Middle East	93,534	21,658,422	—	21,751,956
Total Common Stocks	$29,788,681	$157,185,639**	$98,700	$187,073,020
Rights	$ —	$ 20,055	$ —	$ 20,055
Warrants	2,682	2,854	—	5,536
Short-Term Investments:
Affiliated Fund	57,398	—	—	57,398
Securities Lending Collateral	1,574,903	—	—	1,574,903
Total Investments	$31,423,664	$157,208,548	$98,700	$188,730,912
*	None of the unobservable inputs for Level 3 assets, individually or collectively, had a material impact on the Fund.
**	Includes foreign equity securities whose values were adjusted to reflect market trading of comparable securities or other correlated instruments that occurred after the close of trading in their applicable foreign markets.

Parametric
Emerging Markets Fund
October 31, 2024
Portfolio of Investments (Unaudited) — continued

Level 3 investments at the beginning and/or end of the period in relation to net assets were not significant and accordingly, a reconciliation of Level 3 assets for the fiscal year to date ended October 31, 2024 is not presented.
For information on the Fund's policy regarding the valuation of investments and other significant accounting policies, please refer to the Fund's most recent financial statements included in its semi-annual or annual report to shareholders.